Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000197647 [Member] | Microsoft Corp 3 30 02 06 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000197647 [Member] | Citigroup Inc 4 45 09 29 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[1]
C000197647 [Member] | Warnermedia Holdings Inc 3 76 03 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[1]
C000197647 [Member] | Amazon com Inc 3 15 08 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[1]
C000197647 [Member] | Goldman Sachs Group Inc The 3 85 01 26 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[1]
C000197647 [Member] | Verizon Communications Inc 4 13 03 16 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[1]
C000197647 [Member] | Morgan Stanley 3 63 01 20 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[1]
C000197647 [Member] | Broadcom Corp Broadcom Cayman Finance Ltd 3 88 01 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[1]
C000197647 [Member] | Oracle Corp 3 25 11 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[1]
C000197647 [Member] | Meta Platforms Inc 3 50 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000197647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000197647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000197647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000197647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000197647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000197647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000197647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000197647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000197647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000197647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197647 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000197647 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197653 [Member] | U S Treasury Bills 5 12 5 20 10 17 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.23%	[2]
C000197653 [Member] | U S Treasury Bills 5 26 5 27 09 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%	[2]
C000197653 [Member] | U S Treasury Bills 5 05 5 06 11 21 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%	[2]
C000197653 [Member] | AbbVie Inc 2 60 11 21 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000197653 [Member] | Morgan Stanley 3 70 10 23 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[2]
C000197653 [Member] | JPMorgan Chase And Co 3 88 09 10 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[2]
C000197653 [Member] | UBS AG 3 63 09 09 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[2]
C000197653 [Member] | Thermo Fisher Scientific Inc 1 22 10 18 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[2]
C000197653 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 1 65 10 29 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[2]
C000197653 [Member] | Wells Fargo And Co 3 30 09 09 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000197653 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197653 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000197653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000197653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000197653 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000197653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000197653 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000197653 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197653 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000197653 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000197654 [Member] | U S Treasury Bills 5 14 5 20 10 17 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.08%	[3]
C000197654 [Member] | U S Treasury Bills 5 25 5 26 09 19 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.79%	[3]
C000197654 [Member] | DISH DBS Corp 5 88 11 15 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[3]
C000197654 [Member] | Vericast Corp Term Loan 13 03 06 16 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%	[3]
C000197654 [Member] | Perrigo Finance Unlimited Co 3 90 12 15 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[3]
C000197654 [Member] | Live Nation Entertainment Inc 4 88 11 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[3]
C000197654 [Member] | Navient Corp 5 88 10 25 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[3]
C000197654 [Member] | Owens And Minor Inc 4 38 12 15 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[3]
C000197654 [Member] | Starwood Property Trust Inc 3 75 12 31 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[3]
C000197654 [Member] | Rakuten Group Inc 10 25 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000197654 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000197654 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000197654 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000197654 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000197654 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000197654 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.90%
C000197654 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000197655 [Member] | Visa Inc 3 15 12 14 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[4]
C000197655 [Member] | AbbVie Inc 3 60 05 14 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[4]
C000197655 [Member] | Boeing Co The 4 88 05 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[4]
C000197655 [Member] | Goldman Sachs Group Inc The 3 50 04 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[4]
C000197655 [Member] | Oracle Corp 2 50 04 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[4]
C000197655 [Member] | Morgan Stanley 4 00 07 23 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[4]
C000197655 [Member] | Microsoft Corp 3 13 11 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[4]
C000197655 [Member] | CVS Health Corp 3 88 07 20 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[4]
C000197655 [Member] | Exxon Mobil Corp 2 99 03 19 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[4]
C000197655 [Member] | Shell International Finance B V 3 25 05 11 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[4]
C000197655 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000197655 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000197655 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000197655 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000197655 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197655 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000197655 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000197655 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000197655 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000197655 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197655 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197655 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197656 [Member] | Boeing Co The 2 20 02 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[5]
C000197656 [Member] | Microsoft Corp 2 40 08 08 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[5]
C000197656 [Member] | AbbVie Inc 2 95 11 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[5]
C000197656 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 2 45 10 29 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[5]
C000197656 [Member] | Wells Fargo And Co 3 00 04 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[5]
C000197656 [Member] | Wells Fargo And Co 3 00 10 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[5]
C000197656 [Member] | Apple Inc 3 25 02 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[5]
C000197656 [Member] | Morgan Stanley 3 88 01 27 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[5]
C000197656 [Member] | Morgan Stanley 3 13 07 27 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000197656 [Member] | Citigroup Inc 3 20 10 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[5]
C000197656 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000197656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000197656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000197656 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000197656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000197656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000197656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000197656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000197656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000197656 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197656 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000197657 [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[6]
C000197657 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[6]
C000197657 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[6]
C000197657 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[6]
C000197657 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[6]
C000197657 [Member] | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[6]
C000197657 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000197657 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[6]
C000197657 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[6]
C000197657 [Member] | Lowes Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[6]
C000197657 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000197657 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000197657 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197657 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000197657 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000197657 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000197657 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000197657 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197657 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197658 [Member] | Caesars Entertainment Inc 8 13 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[7]
C000197658 [Member] | Veritas US Inc Veritas Bermuda Ltd 7 50 09 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[7]
C000197658 [Member] | Bausch Health Cos Inc 5 50 11 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[7]
C000197658 [Member] | WESCO Distribution Inc 7 25 06 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[7]
C000197658 [Member] | Carnival Corp 10 50 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[7]
C000197658 [Member] | CITGO Petroleum Corp 7 00 06 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000197658 [Member] | Spirit AeroSystems Inc 9 38 11 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000197658 [Member] | New Fortress Energy Inc 6 75 09 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[7]
C000197658 [Member] | Mallinckrodt International Finance S A 14 75 11 14 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[7]
C000197658 [Member] | Aethon United BR L PAethon United Finance Corp 8 25 02 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[7]
C000197658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000197658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000197658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000197658 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000197658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000197658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000197658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000197658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000197658 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197658 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197658 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201205 [Member] | Wells Fargo And Co 3 00 10 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[8]
C000201205 [Member] | Alphabet Inc 1 10 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000201205 [Member] | Truist Financial Corp 1 13 08 03 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[8]
C000201205 [Member] | Kroger Co The 2 65 10 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[8]
C000201205 [Member] | DR Horton Inc 1 30 10 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000201205 [Member] | United Parcel Service Inc 3 05 11 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000201205 [Member] | Duke Energy Corp 2 65 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000201205 [Member] | Fifth Third Bancorp 2 55 05 05 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000201205 [Member] | National Securities Clearing Corp 4 90 06 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000201205 [Member] | Jackson National Life Global Funding 5 55 07 02 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000201205 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201205 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000201205 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000201205 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201205 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201205 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000201205 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000201205 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000201205 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201205 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000201205 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202950 [Member] | CVS Health Corp 4 30 03 25 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[9]
C000202950 [Member] | Amgen Inc 5 15 03 02 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[9]
C000202950 [Member] | Cigna Group The 4 38 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[9]
C000202950 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 00 10 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[9]
C000202950 [Member] | RTX Corp 4 13 11 16 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[9]
C000202950 [Member] | UBS AG 7 50 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000202950 [Member] | Sprint Capital Corp 6 88 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[9]
C000202950 [Member] | Citibank N A 5 80 09 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[9]
C000202950 [Member] | Verizon Communications Inc 2 10 03 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[9]
C000202950 [Member] | Apple Inc 1 20 02 08 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[9]
C000202950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000202950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000202950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000202950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000202950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000202950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000202950 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202951 [Member] | DISH DBS Corp 5 25 12 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[10]
C000202951 [Member] | Western Digital Corp 4 75 02 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[10]
C000202951 [Member] | Newell Brands Inc 5 70 04 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[10]
C000202951 [Member] | Connect Finco S a r l Connect US Finco LLC 6 75 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[10]
C000202951 [Member] | United AirLines Inc 4 38 04 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[10]
C000202951 [Member] | OneMain Finance Corp 7 13 03 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[10]
C000202951 [Member] | Civitas Resources Inc 8 75 07 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[10]
C000202951 [Member] | Brand Industrial Services Inc 10 38 08 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000202951 [Member] | Carnival Corp 7 63 03 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000202951 [Member] | Spirit AeroSystems Inc 9 75 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[10]
C000202951 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000202951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000202951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000202951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000202951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000202951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000202951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202951 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203478 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[11]
C000203478 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[11]
C000203478 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[11]
C000203478 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[11]
C000203478 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[11]
C000203478 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000203478 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[11]
C000203478 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000203478 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[11]
C000203478 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[11]
C000203478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000203478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000203478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000203478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000203478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000203478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000203478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000203478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000203478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203478 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203478 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000203488 [Member] | Los Angeles Unified School District Election of 2008 Series 2018 B 1 GO Bonds 5 00 07 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000203488 [Member] | New Jersey State of Educational Facilities Authority Princeton University Series 2017 B Ref RB 5 00 07 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000203488 [Member] | Texas State of Water Development Board Series 2018 B RB 4 00 10 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000203488 [Member] | Illinois State of Series 2017 D GO Bonds 5 00 11 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000203488 [Member] | Orlando City of FL Series 2018 B RB 5 00 10 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000203488 [Member] | Georgia State of Series 2017 C Ref GO Bonds 5 00 07 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000203488 [Member] | Long Island City of NY Power Authority Series 2019 A RB 5 00 09 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000203488 [Member] | Massachusetts Commonwealth of Series 2021 RB 5 00 06 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000203488 [Member] | Los Angeles County of CA Metropolitan Transportation Authority Green Bonds Series 2019 A RB 5 00 07 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000203488 [Member] | Metropolitan Transportation Authority Series 2012 A Ref RB 3 00 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000203488 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000203488 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203488 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000203488 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000203488 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000203488 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000203488 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000203488 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203488 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203488 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000203488 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203488 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203488 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203493 [Member] | California State of Department of Water Resources Central Valley Series 2014 AS RB 5 00 12 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203493 [Member] | Colorado Springs City of CO Series 2014 A 2 RB 5 00 11 15 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203493 [Member] | California State University Series 2014 Ref RB 5 00 11 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203493 [Member] | District of Columbia Series 1998 A RB 2 85 08 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203493 [Member] | Halifax Hospital Medical Center Series 2008 Ref VRD RB 2 80 06 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203493 [Member] | Massachusetts Commonwealth of Health And Educational Facilities Authority Boston College Series 1997 P 1 VRD RB 2 15 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203493 [Member] | Louisiana State of Public Facilities Authority CHRISTUS Health Series 2009 B 2 Ref VRD RB 3 02 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203493 [Member] | Philadelphia City of PA Eighth Series 2009 D Ref VRD RB 2 83 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203493 [Member] | Fairfax County of VA Economic Development Authority Smithsonian Institution Series 2003 A VRD RB 2 80 12 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203493 [Member] | Tarrant County Cultural Education Facilities Finance Corp Christus Health Series 2008 C1 Ref VRD RB 2 50 07 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203493 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000203493 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000203493 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203493 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000203493 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000203493 [Member] | Local or GTD Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203493 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203493 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203493 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203493 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000203493 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000203494 [Member] | Massachusetts Commonwealth of Series 2017 C Ref GO Bonds 5 00 10 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000203494 [Member] | New York City of NY Municipal Water Finance Authority Series 2022 CC 2 RB 5 00 06 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000203494 [Member] | California State of Series 2021 GO Bonds 4 00 10 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000203494 [Member] | California State of Series 2015 Ref GO Bonds 5 00 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000203494 [Member] | New Jersey State of Series 2020 A GO Bonds 5 00 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000203494 [Member] | New York State of Dormitory Authority Series 2015 B RB 5 00 02 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000203494 [Member] | Dallas City of TX Area Rapid Transit Series 2016 A Ref RB 5 00 12 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000203494 [Member] | Indiana State of Finance Authority CWA Authority Series 2021 Ref RB 5 00 10 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000203494 [Member] | Illinois State of Series 2021 A GO Bonds 5 00 03 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000203494 [Member] | Metropolitan Transportation Authority Subseries 2015 A 1 RB 5 00 11 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000203494 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000203494 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000203494 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000203494 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203494 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203494 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203494 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203494 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000203494 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000203494 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203494 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000203494 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000203494 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203494 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203495 [Member] | New York City of NY Series 2017 C Ref GO Bonds 5 00 08 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000203495 [Member] | California State of Series 2018 GO Bonds 5 00 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000203495 [Member] | Denver City And County School District No 1 Series 2017 GO Bonds 5 00 12 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000203495 [Member] | Colorado State of Series 2021 A COP 5 00 12 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000203495 [Member] | Maryland State of Department of Transportation Series 2019 RB 5 00 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000203495 [Member] | Wisconsin State of Series 2016 2 Ref GO Bonds 5 00 11 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000203495 [Member] | Massachusetts Commonwealth of Development Finance Agency Dana Farber Cancer Institute Series 2016 RB 5 00 12 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000203495 [Member] | California State of Public Works Board Series 2022 A Ref RB 5 00 08 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000203495 [Member] | Minnesota State of Public Facilities Authority Series 2016 A RB 5 00 03 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000203495 [Member] | California State of Series 2018 GO Bonds 5 00 10 01 2026 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000203495 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000203495 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000203495 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000203495 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203495 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203495 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203495 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000203495 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203495 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000203495 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000203495 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000203495 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203496 [Member] | Anaheim City of CA Housing And Public Improvements Authority Series 2022 Ref RB 5 00 10 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000203496 [Member] | California State of Series 2021 Ref GO Bonds 5 00 12 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000203496 [Member] | Mississippi State of Series 2017 A Ref GO Bonds 5 00 10 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000203496 [Member] | New York City of NY Transitional Finance Authority Series 2017 A E 1 RB 5 00 02 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000203496 [Member] | New York City of NY Municipal Water Finance Authority Series 2018 DD 2 Ref RB 5 00 06 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000203496 [Member] | Clark County of NV Series 2017 Ref GO Bonds 5 00 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000203496 [Member] | New York State of Utility Debt Securitization Authority Series 2017 RB 5 00 12 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000203496 [Member] | New York State of Dormitory Authority Series 2018 A RB 5 00 10 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000203496 [Member] | Houston City of TX Series 2017 B Ref RB 5 00 11 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000203496 [Member] | Illinois State of Finance Authority Series 2016 C Ref RB 5 00 02 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000203496 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000203496 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000203496 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203496 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000203496 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000203496 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203496 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000203496 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000203496 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000203496 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000203496 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203496 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203496 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000209106 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%	[12]
C000209106 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[12]
C000209106 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[12]
C000209106 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[12]
C000209106 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[12]
C000209106 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[12]
C000209106 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[12]
C000209106 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[12]
C000209106 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[12]
C000209106 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000209106 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000209106 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209106 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209106 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209106 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209106 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209106 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000209106 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209106 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209106 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209109 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[13]
C000209109 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[13]
C000209109 [Member] | Commvault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[13]
C000209109 [Member] | Ensign Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[13]
C000209109 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[13]
C000209109 [Member] | CSW Industrials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[13]
C000209109 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[13]
C000209109 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[13]
C000209109 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[13]
C000209109 [Member] | Atmus Filtration Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[13]
C000209109 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209109 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000209109 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209109 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000209109 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209109 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209109 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000209109 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000209109 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209109 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209109 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213440 [Member] | AbbVie Inc 3 20 11 21 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[14]
C000213440 [Member] | Anheuser Busch InBev Worldwide Inc 4 75 01 23 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[14]
C000213440 [Member] | Verizon Communications Inc 4 02 12 03 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[14]
C000213440 [Member] | Centene Corp 4 63 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[14]
C000213440 [Member] | International Business Machines Corp 3 50 05 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[14]
C000213440 [Member] | AT And T Inc 4 35 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[14]
C000213440 [Member] | Fiserv Inc 3 50 07 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[14]
C000213440 [Member] | Cisco Systems Inc 4 85 02 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[14]
C000213440 [Member] | AbbVie Inc 4 80 03 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[14]
C000213440 [Member] | Wells Fargo And Co 4 15 01 24 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[14]
C000213440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000213440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000213440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000213440 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000213440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000213440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000213440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000213440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213440 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000213440 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213441 [Member] | DISH Network Corp 11 75 11 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[15]
C000213441 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 13 05 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000213441 [Member] | Mauser Packaging Solutions Holding Co 7 88 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[15]
C000213441 [Member] | Carnival Corp 5 75 03 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[15]
C000213441 [Member] | Venture Global LNG Inc 9 88 02 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[15]
C000213441 [Member] | Rakuten Group Inc 11 25 02 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[15]
C000213441 [Member] | Community Health Systems Inc 5 63 03 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[15]
C000213441 [Member] | Nexstar Media Inc 5 63 07 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[15]
C000213441 [Member] | TK Elevator U S Newco Inc 5 25 07 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[15]
C000213441 [Member] | Tenet Healthcare Corp 6 25 02 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[15]
C000213441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000213441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000213441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000213441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000213441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000213441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000213441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000213441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213441 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213743 [Member] | New York City of NY Series 2019 B 1 GO Bonds 5 00 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000213743 [Member] | California State of Series 2019 Ref GO Bonds 5 00 10 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000213743 [Member] | California State of Series 2019 Ref GO Bonds 5 00 04 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213743 [Member] | California State of Series 2019 Ref GO Bonds 5 00 10 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000213743 [Member] | Connecticut State of Series 2019 A GO Bonds 5 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000213743 [Member] | Illinois State of Toll Highway Authority Series 2019 A RB 5 00 01 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000213743 [Member] | New York City of NY Transitional Finance Authority Series 2019 B 1 RB 5 00 11 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000213743 [Member] | Massachusetts Commonwealth of School Building Authority Series 2019 A RB 5 00 02 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000213743 [Member] | New Jersey State of Turnpike Authority Series 2019 A RB 5 00 01 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000213743 [Member] | Maryland State of First Series 2019 GO Bonds 5 00 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000213743 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000213743 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213743 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213743 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213743 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213743 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213743 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000213743 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213743 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000213743 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213743 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000213743 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000213743 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213743 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213744 [Member] | Metropolitan Transportation Authority Green Bonds Series 2020 C 1 RB 5 00 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000213744 [Member] | New York State of Dormitory Authority Series 2020 D Ref RB 5 00 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000213744 [Member] | New York City of NY Series 2020 C 1 Ref GO Bonds 5 00 08 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000213744 [Member] | Michigan State of Series 2020 B RB 5 00 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000213744 [Member] | California State of Series 2020 Ref GO Bonds 5 00 03 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000213744 [Member] | Omaha City of NE Public Power District Series 2021 A RB 5 00 02 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000213744 [Member] | New York State Urban Development Corp Series 2020 A RB 5 00 03 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213744 [Member] | Massachusetts Commonwealth of Series 2020 D GO Bonds 5 00 07 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000213744 [Member] | New York State of Thruway Authority Series 2019 B RB 4 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000213744 [Member] | Sales Tax Securitization Corp Series 2021 A Ref RB 5 00 01 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000213744 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000213744 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213744 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000213744 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213744 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213744 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000213744 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000213744 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000213744 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000213744 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213744 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213744 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213744 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221367 [Member] | Uniti Group L P Uniti Group Finance Inc CSL Capital LLC 10 50 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[16]
C000221367 [Member] | Tenet Healthcare Corp 6 13 10 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000221367 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 00 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[16]
C000221367 [Member] | Venture Global LNG Inc 8 13 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[16]
C000221367 [Member] | TransDigm Inc 6 75 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[16]
C000221367 [Member] | Organon And Co Organon Foreign Debt Co Issuer B V 4 13 04 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[16]
C000221367 [Member] | DISH DBS Corp 5 75 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[16]
C000221367 [Member] | Sirius XM Radio Inc 4 00 07 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[16]
C000221367 [Member] | Olympus Water US Holding Corp 9 75 11 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[16]
C000221367 [Member] | Tenneco Inc 8 00 11 17 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[16]
C000221367 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000221367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221367 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000221367 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000221367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000221367 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000221367 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000221367 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221367 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221367 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221367 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221368 [Member] | Boeing Co The 5 15 05 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[17]
C000221368 [Member] | Pacific Gas and Electric Co 4 55 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[17]
C000221368 [Member] | Amgen Inc 5 25 03 02 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[17]
C000221368 [Member] | Philip Morris International Inc 5 13 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000221368 [Member] | Takeda Pharmaceutical Co Ltd 2 05 03 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[17]
C000221368 [Member] | Centene Corp 3 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[17]
C000221368 [Member] | Alphabet Inc 1 10 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[17]
C000221368 [Member] | Exxon Mobil Corp 2 61 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[17]
C000221368 [Member] | Centene Corp 3 38 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000221368 [Member] | Amazon com Inc 1 50 06 03 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[17]
C000221368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000221368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000221368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000221368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000221368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000221368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000221368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225365 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[18]
C000225365 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[18]
C000225365 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[18]
C000225365 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[18]
C000225365 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[18]
C000225365 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[18]
C000225365 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[18]
C000225365 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[18]
C000225365 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[18]
C000225365 [Member] | Hermes International S C A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[18]
C000225365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000225365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000225365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000225365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000225365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000225365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000225365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225365 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225365 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229787 [Member] | Verizon Communications Inc 2 55 03 21 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[19]
C000229787 [Member] | Orange S A 9 00 03 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[19]
C000229787 [Member] | Oracle Corp 2 88 03 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[19]
C000229787 [Member] | AT And T Inc 2 75 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[19]
C000229787 [Member] | Amazon com Inc 2 10 05 12 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[19]
C000229787 [Member] | Cisco Systems Inc 4 95 02 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[19]
C000229787 [Member] | Apple Inc 1 65 02 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[19]
C000229787 [Member] | T Mobile USA Inc 3 50 04 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[19]
C000229787 [Member] | Ally Financial Inc 8 00 11 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[19]
C000229787 [Member] | Walt Disney Co The 2 65 01 13 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[19]
C000229787 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000229787 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000229787 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000229787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229787 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000229787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000229787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000229787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000229787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000229787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229787 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000229787 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229788 [Member] | Medline Borrower L P 3 88 04 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[20]
C000229788 [Member] | Cloud Software Group Inc 6 50 03 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[20]
C000229788 [Member] | Cloud Software Group Inc 9 00 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[20]
C000229788 [Member] | Venture Global LNG Inc 9 50 02 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[20]
C000229788 [Member] | TransDigm Inc 6 38 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[20]
C000229788 [Member] | Neptune Bidco US Inc 9 29 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[20]
C000229788 [Member] | Medline Borrower L P 5 25 10 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[20]
C000229788 [Member] | Staples Inc 10 75 09 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[20]
C000229788 [Member] | Rakuten Group Inc 9 75 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[20]
C000229788 [Member] | Carnival Corp 6 00 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[20]
C000229788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000229788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000229788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000229788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000229788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000229788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000229788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000229788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000229788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000229788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229788 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229789 [Member] | New York State of Thruway Authority Bidding Group 2 Series 2021 O Ref RB 4 00 01 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000229789 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Health System Series 2021 Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000229789 [Member] | Illinois State of Toll Highway Authority Series 2020 A RB 5 00 01 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000229789 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000229789 [Member] | Massachusetts Commonwealth of Series 2021 D GO Bonds 5 00 09 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000229789 [Member] | California State of Series 2021 Ref GO Bonds 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000229789 [Member] | New York State of Dormitory Authority Bidding Group 5 Series 2021 E Ref RB 5 00 03 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000229789 [Member] | Connecticut State of Series 2021 A RB 5 00 05 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000229789 [Member] | Illinois State of Series 2021 A GO Bonds 5 00 03 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000229789 [Member] | Maryland State of Bidding Group 2 Series 2021 A GO Bonds 5 00 03 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000229789 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000229789 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000229789 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000229789 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000229789 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229789 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229789 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229789 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000229789 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229789 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000229789 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229789 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000229789 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000229789 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237719 [Member] | Warnermedia Holdings Inc 4 28 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[21]
C000237719 [Member] | Verizon Communications Inc 2 36 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[21]
C000237719 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 30 01 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[21]
C000237719 [Member] | Meta Platforms Inc 3 85 08 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[21]
C000237719 [Member] | Sprint Capital Corp 8 75 03 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[21]
C000237719 [Member] | Oracle Corp 6 25 11 09 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000237719 [Member] | Amazon com Inc 3 60 04 13 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[21]
C000237719 [Member] | Amazon com Inc 4 70 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[21]
C000237719 [Member] | Ford Motor Co 3 25 02 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[21]
C000237719 [Member] | AT And T Inc 2 25 02 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[21]
C000237719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000237719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000237719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000237719 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237720 [Member] | HUB International Ltd 7 25 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[22]
C000237720 [Member] | Intelsat Jackson Holdings S A 6 50 03 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[22]
C000237720 [Member] | EMRLD Borrower L P Emerald Co Issuer Inc 6 63 12 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[22]
C000237720 [Member] | DaVita Inc 4 63 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[22]
C000237720 [Member] | One 011778 BC ULC New Red Finance Inc 4 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[22]
C000237720 [Member] | athenahealth Group Inc 6 50 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[22]
C000237720 [Member] | Caesars Entertainment Inc 7 00 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[22]
C000237720 [Member] | Tenet Healthcare Corp 6 13 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[22]
C000237720 [Member] | McAfee Corp 7 38 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[22]
C000237720 [Member] | Weatherford International Ltd 8 63 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[22]
C000237720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000237720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000237720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000237720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000237720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000237720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000237720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000237720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237720 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237721 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 5 00 03 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000237721 [Member] | New York State of Dormitory Authority Series 2022 A Ref RB 5 00 03 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000237721 [Member] | California State of Series 2022 Ref GO Bonds 5 00 09 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000237721 [Member] | Illinois State of Toll Highway Authority Series 2021 A RB 5 00 01 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000237721 [Member] | New York City of NY Municipal Water Finance Authority Subseries 2023 AA 1 RB 5 25 06 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000237721 [Member] | New Jersey State of Series 2020 A GO Bonds 4 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000237721 [Member] | Triborough Bridge And Tunnel Authority Green Bonds Series 2022 E 2B Ref RB 5 00 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000237721 [Member] | New York State of Thruway Authority Bidding Group 4 Series 2022 A Ref RB 5 00 03 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000237721 [Member] | California State of Health Facilities Financing Authority Lucile Salter Packard Series 2022 Ref RB 4 00 05 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000237721 [Member] | New Jersey State of Transportation Trust Fund Authority Series 2021 A Ref RB 5 00 06 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000237721 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000237721 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237721 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000237721 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237721 [Member] | Local or GTD Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237721 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237721 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000237721 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237721 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237721 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237721 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000237721 [Member] | Appropriations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237721 [Member] | Intergovernmental Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244604 [Member] | Amgen Inc 5 25 03 02 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[23]
C000244604 [Member] | AT And T Inc 2 55 12 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[23]
C000244604 [Member] | T Mobile USA Inc 5 05 07 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[23]
C000244604 [Member] | Enbridge Inc 5 70 03 08 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[23]
C000244604 [Member] | Philip Morris International Inc 5 38 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[23]
C000244604 [Member] | BP Capital Markets America Inc 4 81 02 13 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[23]
C000244604 [Member] | Intel Corp 5 20 02 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[23]
C000244604 [Member] | Banco Santander S A 6 92 08 08 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[23]
C000244604 [Member] | UnitedHealth Group Inc 5 35 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[23]
C000244604 [Member] | Verizon Communications Inc 4 50 08 10 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[23]
C000244604 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000244604 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000244604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244604 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244604 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244604 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244604 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000244604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244605 [Member] | Panther Escrow Issuer LLC 7 13 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[24]
C000244605 [Member] | UKG Inc 6 88 02 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[24]
C000244605 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 25 02 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[24]
C000244605 [Member] | Venture Global LNG Inc 8 38 06 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[24]
C000244605 [Member] | Allied Universal Holdco LLC 7 88 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[24]
C000244605 [Member] | Organon And Co Organon Foreign Debt Co Issuer B V 5 13 04 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[24]
C000244605 [Member] | Vistra Operations Co LLC 7 75 10 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[24]
C000244605 [Member] | Alliant Holdings Intermediate LLC Alliant Holdings Co Issuer 7 00 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[24]
C000244605 [Member] | Tenet Healthcare Corp 6 75 05 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[24]
C000244605 [Member] | CQP Holdco L P BIP V Chinook Holdco LLC 5 50 06 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[24]
C000244605 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244605 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244605 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244605 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244605 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000244605 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000244605 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244605 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000244605 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244605 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244605 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244605 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244606 [Member] | Massachusetts Commonwealth of Series 2023 A GO Bonds 5 00 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000244606 [Member] | California State of Series 2023 GO Bonds 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000244606 [Member] | Jefferson County of AL Series 2024 Ref RB 5 25 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000244606 [Member] | New York City of NY Subseries 2023 E1 GO Bonds 5 00 04 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000244606 [Member] | Pennsylvania Commonwealth of Turnpike Commission First Series 2023 Ref RB 5 00 12 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000244606 [Member] | New York City of NY Transitional Finance Authority Series 2023 RB 5 25 05 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000244606 [Member] | New York City of NY Municipal Water Finance Authority Series 2023 DD Ref RB 5 00 06 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000244606 [Member] | Lamar Consolidated Independent School District Series 2023 A GO Bonds 5 00 02 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000244606 [Member] | Illinois State of Series 2023 C GO Bonds 5 00 12 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000244606 [Member] | California State of Health Facilities Financing Authority Scripps Health Series 2024 A Ref RB 5 00 11 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000244606 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000244606 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000244606 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244606 [Member] | Sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000244606 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244606 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000244606 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244606 [Member] | Sewer Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000244606 [Member] | Transit Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244606 [Member] | Special Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250315 [Member] | AbbVie Inc 5 05 03 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[25]
C000250315 [Member] | AT And T Inc 5 40 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[25]
C000250315 [Member] | Bristol Myers Squibb Co 5 20 02 22 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
C000250315 [Member] | Cisco Systems Inc 5 05 02 26 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
C000250315 [Member] | Citibank N A 5 57 04 30 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[25]
C000250315 [Member] | Aon North America Inc 5 45 03 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
C000250315 [Member] | Home Depot Inc The 4 95 06 25 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[25]
C000250315 [Member] | Verizon Communications Inc 4 40 11 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[25]
C000250315 [Member] | Philip Morris International Inc 5 25 02 13 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[25]
C000250315 [Member] | MPLX L P 5 50 06 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[25]
C000250315 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000250315 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000250315 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000250315 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250315 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250315 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250315 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250315 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000250315 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250315 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250315 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000250315 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250316 [Member] | TransDigm Inc 6 63 03 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[26]
C000250316 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 50 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[26]
C000250316 [Member] | Community Health Systems Inc 10 88 01 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[26]
C000250316 [Member] | Block Inc 6 50 05 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[26]
C000250316 [Member] | HUB International Ltd 7 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[26]
C000250316 [Member] | Cloud Software Group Inc 8 25 06 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[26]
C000250316 [Member] | Caesars Entertainment Inc 6 50 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[26]
C000250316 [Member] | Hilton Domestic Operating Co Inc 3 63 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[26]
C000250316 [Member] | Vallourec S A 7 50 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[26]
C000250316 [Member] | Wand NewCo 3 Inc 7 63 01 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[26]
C000250316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000250316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000250316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000250316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000250316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000250316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
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[7]	Excluding money market fund holdings, if any.
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[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.